Shareholder Report, Holdings (Details) - BNY Mellon Sustainable U.S. Equity Fund, Inc.	May 31, 2024
Class A – DTCAX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A – DTCAX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A – DTCAX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A – DTCAX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A – DTCAX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A – DTCAX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A – DTCAX | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A – DTCAX | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A – DTCAX | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A – DTCAX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A – DTCAX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A – DTCAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A – DTCAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A – DTCAX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A – DTCAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A – DTCAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A – DTCAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A – DTCAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class A – DTCAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class A – DTCAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class C – DTCCX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C – DTCCX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C – DTCCX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C – DTCCX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C – DTCCX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C – DTCCX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C – DTCCX | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C – DTCCX | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C – DTCCX | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C – DTCCX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C – DTCCX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C – DTCCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C – DTCCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C – DTCCX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C – DTCCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C – DTCCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C – DTCCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C – DTCCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C – DTCCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class C – DTCCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class I – DRTCX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I – DRTCX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I – DRTCX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I – DRTCX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I – DRTCX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I – DRTCX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I – DRTCX | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I – DRTCX | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I – DRTCX | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I – DRTCX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I – DRTCX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I – DRTCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I – DRTCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I – DRTCX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I – DRTCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I – DRTCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I – DRTCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I – DRTCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I – DRTCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I – DRTCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class Y– DTCYX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Y– DTCYX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y– DTCYX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y– DTCYX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y– DTCYX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y– DTCYX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y– DTCYX | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y– DTCYX | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y– DTCYX | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y– DTCYX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y– DTCYX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Y– DTCYX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y– DTCYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y– DTCYX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y– DTCYX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y– DTCYX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Y– DTCYX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Y– DTCYX | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y– DTCYX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Y– DTCYX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Class Z – DRTHX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Z – DRTHX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z – DRTHX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Z – DRTHX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z – DRTHX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z – DRTHX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z – DRTHX | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z – DRTHX | Ingersoll Rand, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z – DRTHX | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z – DRTHX | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z – DRTHX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Z – DRTHX | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z – DRTHX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z – DRTHX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z – DRTHX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z – DRTHX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Z – DRTHX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Z – DRTHX | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z – DRTHX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Z – DRTHX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%